Leases Obligations	12 Months Ended
Dec. 31, 2018
Disclosure Of Leases Obligations [Abstract]
Leases Obligations

15.	Leases Obligations

a.	Lease contracts

The Company leased space for its corporate offices, lease of utility vehicles and operating vehicles, under a lease agreement. The average lease term is from 3 to 5 years in 2018 and has options to buy the equipment for a nominal amount at the end of the terms of the lease.

The obligations of the Company derived from financial leases are guaranteed by the title of the lessors to the leased assets.

b.	Liabilities for assets in lease

The amount of liabilities for assets in lease as of December 31, 2018 is as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	17,938	Ps.	(3,428)	Ps.	14,510
Less than two years		13,460		(2,330)		11,130
Less than three years		11,819		(1,460)		10,359
Less than four years		11,008		(618)		10,390
Five years and over		1,851		(41)		1,810
Liabilities for assets in lease		38,138		(4,449)		33,689
	Ps.	56,076	Ps.	(7,877)	Ps.	48,199

	2018
Operating lease commitment at December 31, 2017 at January 1, 2018	Ps.	62,948
Discount of the present value using the incremental loan rate at January 1, 2018		(4,257)
Leases less than one year		(680)
Liabilities for assets in lease at January 1, 2018		58,011

Acquisitions of assets in lease		5,425
Interest paid of leasing		(3,733)
Payment of leases obligations		(11,504)
Liabilities for assets in lease	Ps.	48,199

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of 8.38% during the year 2018. As of December 31, 2018, Ps. 3,733 was recognized as interest on the liability for lease in the consolidated statement of income and other comprehensive income.